Liability in Respect of Government Grants (Tables)	12 Months Ended
Dec. 31, 2023
Liability in Respect of Government Grants [Abstract]
Schedule of Liability in Respect of Government Grants
	2022	2023
Balance as of January 1	1,988	1,986
Payment of royalties	(219)	(298)
Revaluation of the liability	217	469
Balance as of December 31	1,986	2,157

Current maturities in respect of government grants	494	262
Non-current liability in respect of government grants	1,492	1,895